Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2023
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration [Table Text Block]
The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	356	417
Acquisitions[1]	169	—
Remeasurement of contingent consideration[2]	64	(61)
Balance at end of year	589	356
[1] Initial recognition of the Eva Copper contingent consideration.
[2]    Relates to a change in the Mponeng operation’s production profile, which is based on Mponeng’s life-of-mine plan as well as in 2023 the passage of time resulted in a movement in the Eva Copper contingent consideration since initial recognition.